Share-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended			1 Months Ended			12 Months Ended
	Jan. 19, 2007 Restricted shares	Dec. 31, 2013 Restricted shares	Dec. 31, 2012 Restricted shares	Dec. 31, 2011 Restricted shares	Jan. 19, 2007 Restricted shares Management item	Jan. 19, 2007 Restricted shares Directors and officers item	Jan. 19, 2007 Restricted shares Other employees item	Apr. 30, 2007 Restricted shares Executives item	Apr. 30, 2007 Restricted shares Employees	Apr. 30, 2007 Restricted shares Third party consultant item	Dec. 31, 2011 Stock options	Dec. 31, 2013 2006 Stock Incentive Plan	Dec. 31, 2013 2006 Stock Incentive Plan Restricted shares Maximum	Dec. 31, 2013 2006 Stock Incentive Plan Stock options Maximum
Share-Based Compensation
Number of shares the company is authorized to issue												12,745,438	2,715,243	10,030,195
Number of participants to whom unvested shares were granted					68	8	60	1		1
Vesting of awards per year (percent) ratably on the anniversary of the grant date					20.00%
Vesting period					5 years
Anniversary on which the vesting of shares begins					1 year
Period that the company has the option to purchase all or part of shares after first vesting					6 months
Estimated fair value of underlying ordinary shares (in dollars per share)	$ 4.96										$ 6.72
Estimated IPO stock issuance price (in dollars per share)									$ 11
Number of Non-vested Shares
Outstanding at the beginning of the period (in shares)			523,316	1,031,528
Granted (in shares)				20,000	2,576,060	1,576,300	999,760	30,000		15,000
Vested (in shares)			(523,316)	(525,764)
Forfeited (in shares)				(2,448)
Outstanding at the end of the period (in shares)				523,316
Grant date Weighted Average Fair Value
Outstanding at the beginning of the period (in dollars per share)			$ 5.02	$ 5.00
Granted (in dollars per share)				$ 5.95
Vested (in dollars per share)			$ 5.02	$ 5.02
Forfeited (in dollars per share)				$ 4.96
Outstanding at the end of the period (in dollars per share)				$ 5.02
Additional disclosures
Total fair value of non-vested shares vested (in dollars)		$ 0	$ 2,627	$ 2,639